Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property and equipment, net	$ 47,892	$ 50,469	$ 35,537
Taiwan
Segment Reporting Information [Line Items]
Property and equipment, net	34,011	32,014	28,739
United States
Segment Reporting Information [Line Items]
Property and equipment, net	237	274	142
Korea
Segment Reporting Information [Line Items]
Property and equipment, net	1,448	1,891	2,477
China
Segment Reporting Information [Line Items]
Property and equipment, net	12,181	16,268	4,163
Japan
Segment Reporting Information [Line Items]
Property and equipment, net	$ 15	$ 22	$ 16